Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	$ 16,806.4	$ 12,105.5	$ 8,271.4
Recognized in Profit or loss	1,176.2	4,514.6	3,931.8
Recognized in Other Comprehensive Income	(21.0)	159.5	30.6
Effect of Disposal of Subsidiary			(14.5)
Effect of Exchange Rate Changes	(33.2)	26.8	(113.8)
Balance, End of Year	17,928.4	16,806.4	12,105.5
Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(233.3)	(302.2)	(141.2)
Recognized in Profit or loss	(111.1)	32.7	(157.5)
Recognized in Other Comprehensive Income		36.2	(3.5)
Balance, End of Year	(344.4)	(233.3)	(302.2)
Depreciation [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	11,839.2	8,401.3	4,244.2
Recognized in Profit or loss	1,727.8	3,430.4	4,207.2
Effect of Exchange Rate Changes	(19.8)	7.5	(50.1)
Balance, End of Year	13,547.2	11,839.2	8,401.3
Refund liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	2,594.0	1,637.7
Recognized in Profit or loss	(443.2)	955.0
Effect of Exchange Rate Changes	(0.4)	1.3
Balance, End of Year	2,150.4	2,594.0	1,637.7
Net defined benefit liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,084.9	975.3	939.5
Recognized in Profit or loss	(38.2)	6.3	5.2
Recognized in Other Comprehensive Income	(30.4)	103.3	30.6
Balance, End of Year	1,016.3	1,084.9	975.3
Unrealized loss on inventories [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	751.0	629.5	737.3
Recognized in Profit or loss	(280.8)	120.5	(105.1)
Effect of Exchange Rate Changes	(0.8)	1.0	(2.7)
Balance, End of Year	469.4	751.0	629.5
Deferred compensation cost [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	271.7	266.5	378.7
Recognized in Profit or loss	59.4	(4.7)	(83.1)
Effect of Exchange Rate Changes	(8.0)	9.9	(29.1)
Balance, End of Year	323.1	271.7	266.5
Unrealized exchange gains [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(61.7)	(169.5)	(48.7)
Recognized in Profit or loss	(271.9)	107.8	(120.8)
Balance, End of Year	(333.6)	(61.7)	(169.5)
Investments in equity instruments at FVTOCI [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	56.2
Recognized in Profit or loss	0.1
Recognized in Other Comprehensive Income	9.4	56.2
Balance, End of Year	65.7	56.2
Investments in equity instruments at FVTOCI [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year		(95.4)
Recognized in Other Comprehensive Income		95.4
Balance, End of Year			(95.4)
Others [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	209.4	195.2	445.1
Recognized in Profit or loss	151.1	7.1	(222.4)
Effect of Exchange Rate Changes	(4.2)	7.1	(27.5)
Balance, End of Year	356.3	209.4	195.2
Others [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(171.6)	(37.3)
Recognized in Profit or loss	160.8	(75.1)	(36.7)
Recognized in Other Comprehensive Income		(59.2)	(0.6)
Balance, End of Year	$ (10.8)	(171.6)	(37.3)
Provision For Sales Returns And Allowance [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year		1,637.7	1,512.1
Recognized in Profit or loss			130.0
Effect of Exchange Rate Changes			(4.4)
Balance, End of Year			1,637.7
Operating Loss Carryforward [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year			14.5
Effect of Disposal of Subsidiary			(14.5)
Available For Sale Financial Assets [Member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year		$ (95.4)	(92.5)
Recognized in Other Comprehensive Income			(2.9)
Balance, End of Year			$ (95.4)